Intangible Assets (Details Narrative) - USD ($)	May 07, 2018	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Notes payable	$ 4,000,000	$ 929,131	$ 1,275,375
Face value		6,061,667
Conversion of Stock, Shares Converted	2,000,000
Paid in cash	$ 400,000
Goodwill		467,409	$ 467,409
Stemtech International [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill		$ 467,409
R B C D Holdings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets	400,000
Notes payable	4,000,000
Face value	$ 4,000,000